EARNINGS PER SHARE (Details) - Narrative - shares shares in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of earnings per share [Abstract]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	28	25	38
Antidilutive securities excluded from computation of earnings per share number of shares (in shares)	647	24	0